STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 26, 2013
Stock Options
Transactions During Fiscal 2013
Transactions during fiscal 2013 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 27, 2012	4,354	$22.07
Granted	312	34.73
Exercised	(1,825)	22.57
Forfeited or canceled	(116)	23.31
Options outstanding at June 26, 2013	2,725	$23.13	4.0	$42,224
Options exercisable at June 26, 2013	1,709	$21.94	2.7	$28,524

Restricted Share Awards
Transactions During Fiscal 2013
Transactions during fiscal 2013 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 27, 2012	2,217	$14.86
Granted	539	35.41
Vested	(653)	11.39
Forfeited	(180)	21.93
Restricted share awards outstanding at June 26, 2013	1,923	$21.15